Operating leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Operating Lease, Weighted Average Remaining Lease Term	3 years 3 months 18 days
Incremental borrowing rate	4.50%
Lease, Practical Expedients, Package [true false]	true
Time charters [Member]
Operating Lease, Weighted Average Remaining Lease Term	6 months 7 days
Lessor, Operating Lease, Term of Contract	12 months
Operating Lease, Option to Extend	6 months
Office Space [Member]
Operating Lease, Weighted Average Discount Rate, Percent	4.00%